Significant Accounting Policies (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Loss available to common stockholders'	$ (3,689,338)	$ (2,077,889)
Denominator:
Weighted average number of common shares outstanding	74,386,340	69,772,485
Basic and diluted EPS	$ (0.05)	$ (0.03)
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	4,773,424	8,129,931
Stock options [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	545,000	385,000
Warrants [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	3,609,158	7,280,503
Convertible debt [Member]
The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:
Total shares not included in the computation of diluted losses per share	619,266	464,428